BALANCE SHEET COMPONENTS - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 4,767	$ 37,063
Work-in-process	5,375	80,219
Finished goods	30,078	191,666
Inventories, net	$ 40,220	$ 308,948